Share-based awards- Share options (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 CNY (¥) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 $ / shares	Mar. 31, 2020 $ / shares
Fair value assumptions
Share-based compensation expense | ¥	¥ 31,742		¥ 37,491		¥ 20,075
Options
Number of share options
Outstanding at beginning of year	7,117,206
Granted	1,000,000		0		0
Exercised	(1,706,403)
Cancelled/forfeited/expired	(17,500)
Outstanding at end of year	6,393,303		7,117,206
Vested and exercisable	3,185,168	3,185,168
Vested and expected to vest	6,123,143	6,123,143
Weighted average exercise price
Outstanding at beginning of year | $ / shares		$ 72.88
Granted | $ / shares		182.48
Exercised | $ / shares		81.55
Cancelled/forfeited/expired | $ / shares		35.78
Outstanding at end of year | $ / shares		$ 87.81		$ 72.88
Vested and exercisable | $ / shares							$ 68.44
Vested and expected to vest | $ / shares							$ 84.24
Weighted average remaining contractual life
Weighted average remaining contractual life, outstanding	3 years 4 months 24 days		3 years 8 months 12 days
Weighted average remaining contractual life, vested and exercisable	2 years 6 months
Weighted average remaining contractual life, vested and expected to vest	3 years 3 months 18 days
Additional disclosure
Aggregate intrinsic value of all outstanding options | ¥	¥ 4,834	$ 4,834
Aggregate intrinsic value of options that were vested and exercisable | ¥	2,846	2,846
Aggregate intrinsic value of options that were vested and expected to vest | ¥	4,785	$ 4,785
Weighted average grant date fair value of share options | $ / shares		$ 57.33		$ 0		$ 0
Total grant date fair value of options vested | ¥	295		¥ 311		¥ 452
Aggregate intrinsic value of share options exercised | ¥	1,011		708		1,980
Cash received from option exercise under the share option plans | ¥	¥ 960		¥ 220		¥ 174
Granted	1,000,000		0		0
Fair value assumptions
Risk-free interest rate	1.68%
Expected dividend yield	0.00%
Expected life (years)	4 years 6 months
Expected volatility	34.70%
Share-based compensation expense | ¥	¥ 140		¥ 181		¥ 270
Unamortized compensation costs | ¥	¥ 285	$ 285
Weighted average period over which unamortized compensation costs expected be recognized	2 years 8 months 12 days
Options | Non-employees
Number of share options
Outstanding at beginning of year	76,550
Outstanding at end of year	56,550		76,550